Related Party Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
		Aug. 22, 2023	Aug. 17, 2023	Dec. 31, 2022	Aug. 16, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Feb. 08, 2023	Jun. 14, 2022
Related Party Transaction [Line Items]
Aggregate shares (in Shares)				80,000							75,000
Aggregate purchase price in cash								$ 25,000
Price per share (in Dollars per share)							$ 1				$ 1
Aggregate shares (in Shares)			191,667
Aggregate of founder shares (in Shares)			2,875,000
Aggregate of founder shares subject to forfeiture (in Shares)			375,000
Related party fees							$ 13,226				$ 13,226
Expenses related to the proposed public offering					$ 300,000
Deferred offering cost		$ 4,281,901		$ 29,001		$ 29,001	4,281,901			$ 29,001	4,281,901		$ 29,001
Advances from related party				$ 29,001		$ 29,001	$ 29,001			29,001	29,001
Investors amount									$ 3,456	$ 4,001
Class B common stock [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)	[1],[2]			2,875,000		2,875,000	2,875,000			2,875,000	2,875,000
Share outstanding (in Shares)	[1],[2]			2,875,000		2,875,000	2,875,000			2,875,000	2,875,000
Class A common stock [Member]
Related Party Transaction [Line Items]
Aggregate shares (in Shares)		7,500,000		8,000,000
Price per share (in Dollars per share)		$ 10		$ 10		$ 10				$ 10
Price per warrant (in Dollars per share)				$ 11.5		$ 11.5	$ 11.5			$ 11.5	$ 11.5
Share issued (in Shares)							75,000				75,000
Share outstanding (in Shares)							75,000				75,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Share dividend percentage												42.22%
Shares issued (in Shares)												3,066,667
Shares outstanding (in Shares)												3,066,667
Issued and outstanding shares percentage			25.00%									25.00%
Number of shares subject to forfeiture (in Shares)			375,000
Share issued (in Shares)												3,066,667
Share outstanding (in Shares)												400,000
Founder Shares [Member] | Class B common stock [Member]
Related Party Transaction [Line Items]
Aggregate shares (in Shares)					2,156,250
Aggregate purchase price in cash					$ 25,000
Price per share (in Dollars per share)					$ 0.01
Founder Shares [Member] | Class A common stock [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)				$ 12		$ 12	$ 12			$ 12	$ 12
Business and Administrative Support Services [Member]
Related Party Transaction [Line Items]
Business and administrative support services										$ 10,000	$ 10,000
Related party fees											13,226
Promissory Note — Related Party [Member]
Related Party Transaction [Line Items]
Price per warrant (in Dollars per share)				1	$ 1	1				$ 1
Borrowings amount											67,610
Remaining balance amount											35,000
Outstanding balance							$ 102,610				102,610
Related party transaction drawings amount											$ 197,390
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Price per warrant (in Dollars per share)				$ 1		$ 1	$ 1			$ 1	$ 1
Working capital loans				$ 1,500,000		$ 1,500,000	$ 1,500,000			$ 1,500,000	$ 1,500,000
Sponsor [Member]
Related Party Transaction [Line Items]
Remaining balance amount				$ 35,000		$ 35,000					$ 35,000
Investors amount										400,000
Related parties investment amount										$ 365,000

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[2]	Includes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).